Equity (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Total number of ordinary shares
Classes of share capital
Outstanding, beginning of period	€ 59,067,186	€ 59,063,521	€ 54,169,257
Capital increase through exercise of warrants		3,665	294,264
Capital increase through exercise of convertible bonds			4,600,000
Equity-settled share-based payment expense	0
Outstanding, end of period	59,067,186	59,067,186	59,063,521
Total shareholders' capital
Classes of share capital
Outstanding, beginning of period	4,487	4,489	4,096
Capital increase through exercise of warrants		(2)	22
Capital increase through exercise of convertible bonds			371
Equity-settled share-based payment expense	0
Outstanding, end of period	4,487	4,487	4,489
Total share-premium
Classes of share capital
Outstanding, beginning of period	233,895	233,872	141,275
Capital increase through exercise of warrants		22	2,322
Capital increase through exercise of convertible bonds			90,235
Equity-settled share-based payment expense	47		41
Outstanding, end of period	€ 233,942	€ 233,895	€ 233,872